OPERATING EXPENSES (Details) - Schedule of Operating Expenses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortisation:
Goodwill impairment (note 19)	£ 4
Regulatory provisions:
Gain on disposal of leased assets	127	£ 41	£ 60
Operating expense
Staff costs:
Salaries	2,382	2,370	2,379
Performance-based compensation	106	340	485
Social security costs	271	308	330
Pensions and other post-retirement benefit schemes (note 28)	552	518	688
Restructuring costs	161	89	247
Other staff costs	143	360	444
Employee benefits expense	3,615	3,985	4,573
Premises and equipment:
Rent and rates	115	114	364
Repairs and maintenance	172	182	189
Other	138	150	126
Premises and equipment cost	425	446	679
Other expenses:
Communications and data processing	996	1,022	1,116
Advertising and promotion	184	173	192
Professional fees	128	144	230
Other	760	561	673
Other expenses, by nature	2,068	1,900	2,211
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 21)	2,017	2,040	1,849
Amortisation of other intangible assets (note 20)	653	562	500
Depreciation and amortisation expense	2,670	2,602	2,349
Goodwill impairment (note 19)	4	0	0
Total operating expenses, excluding regulatory provisions	8,782	8,933	9,812
Regulatory provisions:
Payment protection insurance provision/ Other regulatory provisions	414	2,190	1,956
Total operating expenses	9,196	11,123	11,768
Operating expense | Payment protection insurance
Regulatory provisions:
Payment protection insurance provision/ Other regulatory provisions	85	1,795	1,395
Operating expense | Other regulatory provisions
Regulatory provisions:
Payment protection insurance provision/ Other regulatory provisions	£ 329	£ 395	£ 561